Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - CAD / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Shareholders' Equity [Abstract]
Dividends (in dollars per share)	CAD 1.65	CAD 1.5	CAD 1.25